Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Fair Value Measurement
Schedule of plan's investment assets at fair value

December 31, 2025	Level 1	Level 2	Level 3	Total

Employer stock fund	$ 797,925	$ -	$ -	$ 797,925
Registered investment companies	41,154,235	-	-	41,154,235
Common collective trust measured at NAV*				924,378

Total at fair value				$ 42,876,538

December 31, 2024	Level 1	Level 2	Level 3	Total

Employer stock fund	$ 528,157	$ -	$ -	$ 528,157
Registered investment companies	31,592,755	-	-	31,592,755
Common collective trust measured at NAV*				1,040,310

Total at fair value				$ 33,161,222

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value to the amounts presented in the statements of net assets available for benefits.

Fair value of investments in certain entities that calculate NAV per share (or its equivalent) follows:

		DOCVARIABLE BP<Current Period Date'Description><Text'CP'1P'yyyy'> 2022
Investment	Fair Value 2025	Fair Value 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Common/collective trust	$924,378	$1,040,310	None	Daily	Daily